UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

AIG Series Trust - 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2009 – (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 76.0%
U.S. Treasury Bonds - 67.2%
United States Treasury Bond STRIPS zero coupon due 08/15/15(3) (cost $146,775,943)	$192,555,000	$159,863,782

U.S. GOVERNMENT AGENCIES - 8.8%
Federal Home Loan Mtg. Corp. - 2.4%
zero coupon due 11/24/14	2,260,000	1,834,937
zero coupon due 06/01/15	5,000,000	3,932,570

(cost $5,714,062)		5,767,507

Resolution Funding - 6.4%
Resolution Funding STRIPS zero coupon due 07/15/15 (cost $15,609,649)	19,054,000	15,300,400

Total Long-Term Investment Securities (cost $168,099,654)		180,931,689

SHORT-TERM INVESTMENT SECURITIES - 19.5%
U.S. Treasury Bills - 19.5%
0.06% due 06/04/09	22,000,000	21,980,178
0.17% due 06/04/09	10,000,000	9,990,990
0.65% due 03/05/09	2,000,000	1,999,806
0.72% due 03/05/09	1,000,000	999,903
1.16% due 03/05/09(1)	3,000,000	2,999,709
1.24% due 03/05/09	5,000,000	4,999,515
1.44% due 03/05/09	2,000,000	1,999,806
1.46% due 03/05/09	1,500,000	1,499,855

Total Short-Term Investment Securities (cost $46,475,262)		46,469,762

REPURCHASE AGREEMENTS - 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $10,711,009 and collateralized by $10,610,000 of Federal National Mtg. Corp. Notes, bearing interest at 4.00%, due 08/18/11 and having an approximate value of $10,928,300. (cost $10,711,000)	10,711,000	10,711,000

TOTAL INVESTMENTS -
(cost $225,285,916)(2)	100.0%	238,112,451
Liabilities in excess of other assets	(0.0)	(31,732)

NET ASSETS-	100.0%	$238,080,719

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.
(3)	Principal Only

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation (Depreciation)
1 Long	S&P 500 E-mini Index	March 2009	$45,145	$41,125	$(4,020)

See Notes to Portfolio of Investments

AIG Series Trust - 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2009 – (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 75.2%
U.S. Treasury Bonds - 68.9%
United States Treasury Bond STRIPS zero coupon due 08/15/20(3)
(cost $43,003,889)	$72,890,000	$45,923,251

U.S. GOVERNMENT AGENCIES - 6.3%
Resolution Funding - 6.3%
Resolution Funding STRIPS zero coupon due 07/15/20(3) (cost $4,402,872)	7,000,000	4,176,823

Total Long-Term Investment Securities
(cost $47,406,761)		50,100,074

SHORT-TERM INVESTMENT SECURITIES - 24.0%
U.S. Treasury Bills - 24.0%
0.06% due 06/04/09	5,000,000	4,995,495
0.65% due 03/05/09	4,000,000	3,996,444
0.72% due 03/05/09(1)	1,000,000	999,111
1.12% due 03/05/09	3,000,000	2,997,333
1.44% due 03/05/09	500,000	499,555
1.46% due 03/05/09	2,500,000	2,497,778

Total Short-Term Investment Securities
(cost $15,989,205)		15,985,716

REPURCHASE AGREEMENTS - 0.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $553,000 and collateralized by $550,000 of Federal National Mtg. Corp. Notes, bearing interest at 4.00%, due 08/18/11 and having an approximate value of $566,500.

(cost $553,000)	553,000	553,000

TOTAL INVESTMENTS -
(cost $63,948,966)(2)	100.0%	66,638,790
Other assets less liabilities	0.0	11,350

NET ASSETS -	100.0%	$66,650,140

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.
(3)	Principal Only

STRIPS–Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation (Depreciation)
1 Long	S&P 500 E-mini Index	March 2009	$45,145	$41,125	$(4,020)

See Notes to Portfolio of Investments

AIG Series Trust Alternative Strategies Fund

PORTFOLIO OF INVESTMENTS - January 31, 2009 – (unaudited)

Security Description	Principal Amount/ Shares	Market Value (Note 1)
CORPORATE BONDS & NOTES - 3.5%
Diversified Financial Services - 0.8%
General Electric Capital Corp. FDIC Guar. Notes
1.71% due 06/08/12(1)	$1,000,000	$1,000,425
General Electric Capital Corp. FDIC Guar. Notes
2.20% due 06/08/12	500,000	495,886

		1,496,311

Finance-Consumer Loans - 2.7%
John Deere Capital Corp. FDIC Guar. Notes
2.88% due 06/19/12	5,000,000	5,070,870

Total Corporate Bonds & Notes (cost $6,622,997)		6,567,181

COMMODITY INDEX-LINKED NOTES - 5.0%
Commonwealth Bank of Australia (Indexed to the S&P GSCI Commodity Index TR™) Notes
2.29% due 01/14/10*(1)(5)	5,000,000	3,145,185
Credit Suisse New York (Indexed to the S&P GSCI Commodity Index TR™) Senior Notes
0.24% due 01/12/10*(1)(5)	5,000,000	3,148,268
Merrill Lynch & Co., Inc. (Indexed to the S&P GSCI Commodity Index TR™) Senior Notes
0.64% due 01/14/10*(1)(5)	5,000,000	3,147,565

Total Commodity Index-Linked Notes (cost $15,000,000)		9,441,018

U.S. GOVERNMENT AGENCIES - 12.3%
Federal Farm Credit Bank - 7.1%
1.43% due 07/13/10	2,000,000	1,994,112
2.25% due 01/12/12	4,000,000	3,975,824
4.88% due 02/18/11	7,000,000	7,453,796

		13,423,732

Federal Home Loan Mtg. Corp. - 2.6%
1.50% due 01/07/11	5,000,000	4,999,365

Federal National Mtg. Assoc. - 2.6%
2.00% due 01/09/12	5,000,000	4,991,770

Total U.S. Government Agencies (cost $23,476,720)		23,414,867

U.S. GOVERNMENT TREASURIES - 4.7%
United States Treasury Bonds - 4.7%
0.63% due 04/15/13 TIPS(4)	1,508,460	1,458,020
1.63% due 01/15/15 TIPS(4)	1,447,147	1,402,828
1.88% due 07/15/13 TIPS(4)	1,620,248	1,612,652
1.88% due 07/15/15 TIPS(4)	1,420,627	1,401,537
2.00% due 01/15/14 TIPS(4)	1,495,481	1,488,004
2.00% due 07/15/14 TIPS(4)	1,465,945	1,457,699

Total U.S. Government Treasuries (cost $8,257,320)		8,820,740

EXCHANGE TRADED FUNDS - 9.3%
Corporate Funds - 7.3%
iShares Barclays Aggregate Bond Fund	55,100	5,625,710
iShares iBoxx $ High Yield Corporate Bond Fund	43,200	3,250,368
iShares iBoxx $ Investment Grade Corporate Bond Fund	33,000	3,294,060
SPDR Barclays Capital High Yield Bond ETF	55,600	1,772,528

		13,942,666

Equity Fund - Emerging Market - 1.4%
iShares MSCI Emerging Markets Index Fund	114,162	2,583,486

Sector Fund - Real Estate - 0.6%
ProShares UltraShort Real Estate	18,840	1,117,589

Total Exchange Traded Funds (cost $18,409,178)		17,643,741

Total Long-Term Investment Securities (cost $71,766,215)		65,887,547

SHORT-TERM INVESTMENT SECURITIES - 62.5%
U.S. Government Agencies - 11.5%
Federal Home Loan Bank Disc. Notes
0.48% due 07/01/09	$15,000,000	14,969,580
0.81% due 12/21/09	7,000,000	6,949,908

		21,919,488

U.S. Government Treasuries - 51.0%
United States Treasury Bills
0.30% due 02/05/09	40,000,000	39,998,667
0.52% due 04/09/09(2)	3,900,000	3,898,428
0.57% due 04/16/09	3,900,000	3,898,522
0.82% due 05/07/09	16,200,000	16,189,972
1.10% due 07/30/09(2)	16,500,000	16,471,851
1.15% due 10/22/09	16,500,000	16,450,764

		96,908,204

Total Short-Term Investment Securities (cost $118,649,033)		118,827,692

REPURCHASE AGREEMENT - 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $5,546,005 and collateralized by $5,290,000 of Federal Home Loan Mtg. Corp., bearing interest at 3.38% due 03/05/10 and $260,000 of Federal Home Loan Mtg. Corp., bearing interest at 5.13% due 04/18/11 having a combined approximate value of $5,659,185 (cost $5,546,000)	5,546,000	5,546,000

TOTAL INVESTMENTS - (cost $195,961,248)(3)	100.2%	190,261,239
Liabilities in excess of other assets	(0.2)	(287,874)

NET ASSETS -	100.0%	$189,973,365

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2009, the aggregate value of these securities was $9,441,018 representing 5.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of January 31, 2009.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(3)	See Note 2 for cost of investments on a tax basis.
(4)	Principal amount of security is adjusted for inflation.
(5)	Fair valued security; see Note 1.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation (Depreciation)
367	Long	S&P 500 E-Mini Index	March 2009	$15,927,930	$15,092,875	$(835,055)
80	Long	E-Mini MSCI EAFE Index	March 2009	4,823,725	4,420,000	(403,725)
80	Long	E-Mini MSCI Emerging Markets Index	March 2009	2,278,560	2,080,000	(198,560)
6	Long	Russell 2000 Mini Index	March 2009	269,720	265,560	(4,160)
164	Long	S&P Mid 400 E-Mini Index	March 2009	8,097,153	8,155,720	58,567

						$(1,382,933)

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements ” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of January 31, 2009:

	2015 High Watermark Fund		2020 High Watermark Fund		Alternative Strategies Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$191,834,950	$(4,020)	$50,918,746	$(4,020)	$83,374,018	$(1,382,933)
Level 2 - Other Significant Observable Inputs	46,277,501	—	15,720,044	—	97,446,203	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	9,441,018	—

Total	$238,112,451	$(4,020)	$66,638,790	$(4,020)	$190,261,239	$(1,382,933)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Alternative Strategies Fund
	Investments in Securities	Other Financial Instruments*
Balance as of 10/31/2008	$—	$—
Accrued discounts/premiums	$—	$—
Realized gain(loss)	$—	$—
Change in unrealized appreciation(depreciation)	$(5,558,982)	$—
Net purchases(sales)	$15,000,000	$—
Transfers in and/or out of Level 3	$—	$—

Balance as of 1/31/2009	$9,441,018	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2. Federal Income Taxes

At January 31, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2015 High Watermark Fund	2020 High Watermark Fund	Alternative Strategies Fund

Cost	$225,285,916	$63,948,966	$195,961,248

Appreciation	$13,173,596	$2,919,362	$1,424,648
Depreciation	(347,061)	(229,538)	(7,124,657)

Unrealized appreciation (depreciation) — net	$12,826,535	$2,689,824	$(5,700,009)

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual and Semi-annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date:	March 30, 2009

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	March 30, 2009